U.S. Securities and Exchange Commission
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type:

1. Name and address of issuer:
	Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company
	1150 South Olive Street
	Los Angeles, California 90015

2. Name of each series or class of securities for
	which this Form is filed (if the Form is being filed for
	all series and classes of securities of the issuer, check
	the box but do not list the series or classes):
	Transamerica Occidental Life Separate Account VUL-3	x

 3.	Investment Company Act File Number:
	811-09715
	Securities Act File Number:	333-91851

 4(a).	Last day of fiscal year for which this Form is filed:
	December 31, 2001

 4(b).	Check box if this Form is being filed late
(i.e., more than 90 days after the end of the issuer's fiscal year).
	N/A

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

 4(c).	Check box if this is the last time the issuer will
 be filing this 	Form.	N/A

 5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal
		year pursuant to section 24(f):   $1,205,797

	(ii)	Aggregate price of securities redeemed or   $402,947
		repurchased during the fiscal year:

	(iii)	Aggregate price of securities redeemed or repurchased
		during any prior fiscal year ending no earlier than
		October 11, 1995 that were not previously used
		to reduce registration fees payable to the Commission:   $0

	(iv)	Total available redemption credits [add items
		5(ii) and 5(iii)]:	$ 	402,947

	(v)	Net sales - if item 5(i) is greater than item
		5(iv) [subtract 5(iv) from item 5(i)]:	$    	802,850

	(vi)	Redemption credits available for use in future
		years - if item 5(i) is less than item 5(iv)
		[subtract item 5(iv) from item 5(i)]:	$ (      )

	(vii)	Multiplier for determining registration fee	x   .000092
		(see Instruction C.9):

	(viii)	Registration fee due [multiply item 5(v) by
		item 5(vii) (enter "0" if no fee is due)]:	$   73.86

 6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting
	an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in
	effect before October 11,1997, then report the amount
	of securities (number of shares or other units) deducted
	here:   0  .  If there is a number of shares or other
	units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this
	form is filed that are available for use by the issuer
	in future fiscal years, then state that number here:   0   .

7. Interest due - if this Form is being filed more than 90
	days after the end of the issuer's fiscal year (see Instruction D):
			+$	0

8. Total of the amount of the registration fee due plus
	any interest due [line 5(viii) plus line 7]:=  $73.86

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

   March 26, 2002

	Method of Delivery:

			Wire Transfer
			Mail or other means


SIGNATURES


	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By: 	(Signature	/s/ Priscilla I. Hechler
		and Title)*	Name:  Priscilla I. Hechler
			Title: Assistant Vice President and Assistant Secretary

	Date:   March 27, 2002

* Please print the name and title of the signing officer below the signature.